RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Disclosure of restricted cash [abstract]
RESTRICTED CASH [Text Block]

19. RESTRICTED CASH

Restricted cash is comprised of the following:

	December 31, 2025	December 31, 2024
Nevada Division of Environmental Protection(1)	$20,177	$19,346
SAT Primero tax dispute(2)	124,090	86,726
Non-Current Restricted Cash	$144,267	$106,072

(1) On November 2, 2021, the Company executed an agreement with the Nevada Division of Environmental Protection ("NDEP") relating to funds required to establish a trust agreement to cover post-closure water treatment cost at Jerritt Canyon. During the year ended December 31, 2022, the Company funded $17.7 million into a trust; these amounts along with interest earned on the balance are included within non-current restricted cash.

(2) In connection with the dispute between Primero Empresa Minera, S.A. de C.V. ("PEM") and the Servicio de Admistracion Tributaria ("SAT") relating to the advanced pricing agreement (Note 29), the SAT froze two PEM bank accounts as security for certain tax reassessments which are being disputed. The balance in these two frozen accounts as at December 31, 2025 was $124.1 million (2,229 million MXN). This balance consists of Value Added Tax ("VAT") refunds due to PEM. The Company does not agree with SAT's position and has challenged it through the relevant legal channels, both domestically and internationally.